Subsequent events (Details) - Jan. 31, 2022 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Redemption of bonds | Fresenius Medical Care US Finance II, Inc.
Subsequent events
Redemption of bonds	$ 700,000	€ 532,522